SUBSEQUENT EVENTS (Details Narrative) - USD ($)							1 Months Ended							3 Months Ended	12 Months Ended
	May 09, 2026	May 06, 2026	Apr. 16, 2026	Mar. 13, 2026	Feb. 06, 2026	Jul. 03, 2024	Apr. 28, 2026	Apr. 16, 2026	Mar. 31, 2026	Mar. 30, 2026	Mar. 25, 2026	Feb. 28, 2026	Nov. 30, 2024	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2016	Apr. 27, 2026	Feb. 04, 2026	Feb. 03, 2026	Feb. 02, 2026
Warrants to purchase shares						2,975,000
Exercise price						$ 0.397
Warrant to purchase, share exercise														2,748,971
Number of shares issued				80,000		1,495,390						2,748,971	2,631,543
Share forefeiture														226,029
Share issued														1,000,000			1,000,000
Conversion number of share																	$ 8,864,255
Share issued price, per share				$ 5.00
Consideration received on transaction				$ 400,000
Aggregate number of shares of common stock									1,500,000					1,500,000
Shares price per share						$ 0.397							$ 0.95
Number of value issued						$ 593,670								$ 650,000
Subsequent Event [Member]
Warrants to purchase shares																		50,000
Exercise price																		$ 5.00
Number of shares issued	60,000							19,149
Monthly service fees			$ 6,000
Monthly shares issuable	10,000
Equity Incentive Plan 2026 [Member]
Aggregate number of shares of common stock									1,500,000					1,500,000
Boreta Lifetime Trust [Member]
Number of shares issued				50,000										50,000
Consideration received on transaction				$ 250,000
Shares price per share									$ 5.00					$ 5.00
Number of value issued														$ 250,000
Investments Aka Llc [Member]
Warrants to purchase shares						705,417
Investments Aka Llc [Member] | Subsequent Event [Member]
Number of shares issued							50,000
Shares price per share							$ 5.00
Number of value issued							$ 250,000
Ronald S. Boreta [Member] | Subsequent Event [Member]
Granted shares issued		300,000
Private Placement [Member]
Number of shares issued									80,000	50,000
Share issued price, per share				$ 5.00						$ 5.00
Consideration received on transaction									$ 400,000	$ 250,000
Private Placement [Member] | Boreta Lifetime Trust [Member]
Number of shares issued									50,000
Share issued price, per share				$ 5.00
Consideration received on transaction									$ 250,000
Private Placement [Member] | Accredited Investor March 2026 [Member]
Number of shares issued									50,000
Share issued price, per share									$ 5.00					$ 5.00
Consideration received on transaction									$ 250,000
Convertible Note September 2024 [Member]
Share issued					19,223
Conversion number of share					$ 7,500
Conversion share price					$ 0.40
Consultant Warrants [Member]
Warrants to purchase shares																				200,000
Exercise price																				$ 5.00
Consultant Warrants [Member] | Share Based Payment Arrangement Tranche One [Member]
Warrants to purchase shares																				100,000
Consultant Warrants [Member] | Share Based Payment Arrangement Tranche Two [Member]
Warrants to purchase shares																				100,000
Director and Affiliate Warrants [Member]
Exercise price																			$ 0.397
Director Askew Warrants [Member]
Warrant to purchase, share exercise												2,269,583
Number of shares issued												2,097,740
Share forefeiture												171,843
Investments AKALLC Warrants [Member]
Warrant to purchase, share exercise												705,417
Number of shares issued												651,231
Share forefeiture												54,186
IBM Embedded Solution Agreement [Member]
Other commitment, to be paid, year one																					$ 500,000
Other commitment																					3,300,000
IBM Embedded Solution Agreement [Member] | Maximum [Member]
Other commitment																					$ 250,000
Employment Contracts [Member]
Annual base salary														$ 1,731
Sign on bonus amount									250,000					$ 250,000
Employment Contracts [Member] | Chief Executive Officer [Member]
Annual base salary									$ 270,000		$ 240,000
Sign on bonus amount											$ 250,000
Granted shares issued									300,000		300,000
Employment Contracts [Member] | Chief Executive Officer [Member] | Annual Salary Increase [Member]
Base salary increases percentage									10.00%
Employment Contracts [Member] | Chief Executive Officer [Member] | Targeted Cash Bonus [Member]
Base salary increases percentage									50.00%